EMPLOYEE BENEFIT LIABILITIES - Disclosure of principal assumptions underlying the defined benefit plan (Details)	Dec. 31, 2023	Dec. 31, 2022
Principal assumptions underlying the defined benefit plan
Discount rate	5.55%	5.57%
Minimum
Principal assumptions underlying the defined benefit plan
Expected rate of salary increase	2.00%	2.00%
Maximum
Principal assumptions underlying the defined benefit plan
Expected rate of salary increase	5.48%	5.92%